MFA 2026-NQM2 Trust ABS-15G

Exhibit 99.08 - Schedule 6

Loan Number (Selling Lender)	Loan Number (Purchasing Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
XXXX	40047	ARM Index	None	1 Year US Treasury Constant Maturity (weekly)	Tape Index 1 Year US Tres Constatnt Maturity Per Note Index is 1 Year US Treasury Constant Maturity (weekly)
XXXX	43516	Total Debt to Income Ratio	45.90%	46.72%	Approved DTI 45.86%. tape value due to rounding. Review DTI 46.72% due to monthly income calculation difference. Variance less than 2% considered non material
XXXX	43516	ARM Index	None	1 Year US Treasury Constant Maturity (weekly)	Tape Index 1 Year US Tres Constant Maturity Per note Index is 1 Year US Treasury Constant Maturity (weekly)